Fair Value - Summary of Carrying Amounts of Financial Assets and Financial Liabilities that are Classified as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 8,267	€ 10,625
Designated	220,637	196,349
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	1,331	1,466
Designated	79,078	65,044
Investments where Aegon bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	7,661	9,386
Designated	2,356	2,526
Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	218,281	193,823
Investment contracts without DPF where the policyholder bears the risk [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	79,078	65,044
Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	606	1,238
Derivatives not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 1,331	€ 1,466